Intangible assets - Disclosure of Detailed Information about Intangible Assets (Details) - EUR (€)	1 Months Ended	12 Months Ended			65 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		€ 416,000	€ 1,556,000	€ 44,192,000
Acquisitions		0	0	0
Additions considerations		0	2,000,000	587,000
Disposals		0	0	0
Depreciation		(416,000)	(3,140,000)	(2,224,000)
Impairment of intangible assets		0	0	(41,000,000)
Transfers		0	0	0
Intangible assets other than goodwill at end of period	€ 1,556,000	0	416,000	1,556,000	€ 416,000
Monalizumab Agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation		(416,000)	(1,138,000)	(1,604,000)
IPH5201
Reconciliation of changes in intangible assets other than goodwill [abstract]
Depreciation			(2,000,000)	(587,000)
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment of intangible assets	(41,000,000)		(41,000,000)	(41,000,000)	0
Purchased licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		416,000	1,553,000	3,161,000
Acquisitions		0	0	0
Additions considerations		0	2,000,000	587,000
Disposals		0	0	0
Depreciation		(416,000)	(3,140,000)	(2,195,000)
Impairment of intangible assets			0	0
Transfers		0	0	0
Intangible assets other than goodwill at end of period	1,553,000	0	416,000	1,553,000	416,000
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	0	29,000
Acquisitions				0
Additions considerations		0	0	0
Disposals
Depreciation		0	0	(29,000)
Impairment of intangible assets			0	0
Transfers		0	0	0
Intangible assets other than goodwill at end of period	0	0	0	0	0
In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period		0	0	41,000,000
Acquisitions		0	0	0
Additions considerations		0	0	0
Disposals		0	0	0
Depreciation		0	0	0
Impairment of intangible assets			0	(41,000,000)
Transfers		0	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 0	€ 0	€ 0